EQUITY - Predecessor (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shareholders' capital distributions	$ 0	$ 60,000	$ 0	$ 12,360